Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 981,000
Previously Paid Amount	0.00
Total Fee Amount	135.48
Total Offset Amount	0.00
Net Fee	135.48
Narrative - Max Aggregate Offering Price	$ 981,000
Final Prospectus	true